Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash	¥ 1	¥ 1
Bank balances	1,349	645
Cash and cash equivalents	¥ 1,350	¥ 646